CONTRACT BALANCES (Tables)	12 Months Ended
Dec. 31, 2023
CONTRACT BALANCES
Schedule of accounts receivable, net

	As of December 31,
	2022	2023

Accounts receivable	2,426,753	2,585,134
Less: allowance for credit losses	(20,728)	(39,221)

Accounts receivable, net	2,406,025	2,545,913

Schedule of allowance for credit losses

	Years ended December 31,
	2021	2022	2023

Balance at the beginning of the year	2,163	12,124	20,728
Allowance made during the year	10,070	7,744	18,294
Foreign exchange impact	(109)	860	199

Balance at the end of the year	12,124	20,728	39,221

Schedule of deferred revenue

Deferred revenue

Beginning balance as of January 1, 2023	185,833
Increase	1,735

Closing balance as of December 31, 2023	187,568

Schedule of remaining performance obligations

As of December 31, 2023, the revenues, excluding any variable considerations, expected to be recognized in future periods related to remaining performance obligations that are unsatisfied were as follows:

Revenue expected to be recognized	RMB

Within 1 year	2,249,946
After 1 year but within 2 years	2,064,811
After 2 years but within 3 years	1,946,213
After 3 years but within 4 years	1,618,690
After 4 years but within 5 years	1,245,391
After 5 years	6,135,856

Total	15,260,907